Note 2 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives Summary	12 Months Ended
Dec. 31, 2014
Minimum [Member] | Office Equipment [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives Summary [Line Items]
Property and Equipment	2 years
Minimum [Member] | Vehicles [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives Summary [Line Items]
Property and Equipment	3 years
Maximum [Member] | Office Equipment [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives Summary [Line Items]
Property and Equipment	5 years
Maximum [Member] | Vehicles [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives Summary [Line Items]
Property and Equipment	5 years
Leasehold Improvements [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives Summary [Line Items]
Property and Equipment	2 years